Note 12 - Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses	$ 868	$ 760
Deferred compensation	312	301
Alternative minimum tax credits		46
Nonaccrual loan interest	212	256
Deferred loan fees	130	139
Accrued vacation expense	96	91
Accrued profit sharing	123	108
Loans fair value adjustments	421	531
Unrealized loss on securities available-for sale		469
Other	124	132
Net operating loss carryforwards	1,285	1,718
Total deferred tax assets	3,571	4,551
Federal Home Loan Bank stock dividends	526	526
Unrealized gain on securities available for sale	764
Capitalized mortgage servicing rights	223	276
Fixed asset depreciation	424	337
Acquisition intangibles	1,907	1,881
Trust preferred fair value adjustment	77	109
Other	67	77
Total deferred tax liabilities	3,988	3,206
Net deferred tax liabilities	$ (417)
Net deferred tax assets		$ 1,345